Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	May 31, 2021	Feb. 28, 2021	Feb. 29, 2020
Property Plant And Equipment [Line Items]
Gross property and equipment	$ 52,677	$ 45,398	$ 46,325
Less accumulated depreciation and amortization	(5,632)	(1,200)	(21,093)
Property and equipment, net	47,045	44,198	25,232
Computer Equipment
Property Plant And Equipment [Line Items]
Gross property and equipment	19,217	14,707	19,962
Software
Property Plant And Equipment [Line Items]
Gross property and equipment	23,698	21,141	11,063
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Gross property and equipment	1,826	1,828	5,592
Leasehold Improvements
Property Plant And Equipment [Line Items]
Gross property and equipment	$ 7,936	$ 7,722	$ 9,708